UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08464

High Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 9.5%(1)
Security	Principal Amount	Value
Aerospace — 0.2%
Hawker Beechcraft Inc., Term Loan, 7.32%, Maturing 3/26/14	$2,341,844	$2,352,926
Hawker Beechcraft, Term Loan, 5.25%, Maturing 3/26/14	198,156	199,094
		$2,552,020
Broadcasting — 0.9%
Hit Entertainment Inc., Term Loan, 10.86%. Maturing 2/5/13	$9,180,000	$9,309,098
		$9,309,098
Building and Development — 0.7%
Realogy Corp., Term Loan, 8.32%, Maturing 9/1/14	$1,470,000	$1,477,613
Realogy Corp., Term Loan, 8.35%, Maturing 9/1/14	5,460,000	5,488,277
		$6,965,890
Building Materials — 0.7%
PLY GEM Industries, Term Loan, 8.10%, Maturing 8/15/11	$6,747,840	$6,752,058
PLY GEM Industries, Term Loan, 8.10%, Maturing 8/15/11	252,160	252,317
		$7,004,375
Gaming — 1.3%
BLB Worldwide Holdings, Term Loan, 9.63%, Maturing 6/30/12	$5,410,000	$5,467,481
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	5,350,000	5,256,375
M Holdings, Term Loan, 8.84% Maturing 12/13/08	3,050,000	3,050,000
		$13,773,856
Healthcare — 1.0%
Advanced Medical Optics Inc., Term Loan, 7.09%, Maturing 4/2/14	$1,400,000	$1,408,750
HCA Inc., Term Loan, 7.60%, Maturing 11/18/13	9,316,650	9,424,919
		$10,833,669
Metals / Mining — 0.4%
Freeport-McMoran Copper & Gold, Inc., Term Loan, 7.07%, Maturing 3/19/14	$4,658,400	$4,677,532
		$4,677,532

Security	Principal Amount	Value
Paper — 0.3%
Domtar Inc., Term Loan, 6.74%, Maturing 3/7/14	$2,700,000	$2,700,337
		$2,700,337
Publishing / Printing — 1.9%
Houghton Mifflin, Inc., Term Loan, 11.07%, Maturing 12/21/07	$4,640,000	$4,640,000
Nielsen Finance, LLC, Term Loan, 7.61%, Maturing 8/9/13	15,920,000	16,077,544
		$20,717,544
Services — 0.9%
Rental Services Corp., Term Loan, 8.85%, Maturing 12/2/13	$2,330,000	$2,369,610
Sabre Holdings Inc., Term Loan, 7.61%, Maturing 9/30/14	7,530,000	7,554,706
		$9,924,316
Telecommunications — 0.6%
Intelsat Bermuda Ltd., Term Loan, 7.86%, Maturing 2/1/14	$2,500,000	$2,512,053
Level 3 Comm Inc., Term Loan, 7.61%, Maturing 3/13/14	4,280,000	4,299,393
		$6,811,446
Utilities — 0.6%
Sandridge Energy Inc., Term Loan, 8.63%, Maturing 4/1/13	$6,240,000	$6,442,800
		$6,442,800
Total Senior, Floating Rate Interests (identified cost $100,839,765)		$101,712,883
Corporate Bonds & Notes — 85.0%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.6%
Alion Science and Technologies Corp., 10.25%, 2/1/15(2)	$3,225	$3,410,437
Bombardier, Inc., 8.00%, 11/15/14(2)	1,510	1,593,050
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	984,087

See notes to financial statements

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Aerospace (continued)
Hawker Beechcraft Acquisition Co., Sr. Notes, 8.50%, 4/1/15(2)	$115	$121,612
Hawker Beechcraft Acquisition Co., Sr. Sub Notes, 9.75%, 4/1/17(2)	35	37,625
		$6,146,811
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,508	$1,512,861
		$1,512,861
Automotive & Auto Parts — 5.2%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$2,675	$2,785,344
Altra Industrial Motion, Inc., 9.00%, 12/1/11(2)	1,290	1,343,212
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,620	1,632,150
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,260,750
Ford Motor Credit Co., 6.625%, 6/16/08	2,270	2,269,305
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	9,292,380
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,431,412
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	202,499
Ford Motor Credit Co., Variable Rate, 8.36%, 11/2/07	11,690	11,803,159
General Motors Acceptance Corp., 5.125%, 5/9/08	2,325	2,298,188
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,127,764
General Motors Acceptance Corp., 7.00%, 2/1/12	470	473,895
General Motors Acceptance Corp., 8.00%, 11/1/31	5,205	5,602,256
Goodyear Tire & Rubber Co., Sr. Notes, 8.625%, 12/1/11(2)	1,505	1,632,925
Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate, 9.14%, 12/1/09(2)	2,150	2,182,250
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	4,960	5,462,200
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,745,150
Venture Holding Trust, Sr. Notes, 9.50%, 1/1/08(3)	3,811	19,055
		$55,563,894
Broadcasting — 1.8%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(2)	$2,200	$2,359,500
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(2)	7,400	8,371,250
Sinclair Broadcast, 4.875%, 7/15/18	1,275	1,284,562
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	6,720	6,753,600
		$18,768,912

Security	Principal Amount (000's omitted)	Value
Building Materials — 2.5%
General Cable Corp., Sr. Notes, 7.125%, 4/1/17(2)	$980	$999,600
General Cable Corp., Variable Rate, 7.725%, 4/1/15(2)	980	994,700
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.36%, 6/15/12	3,749	3,814,607
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	815,775
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,624,975
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	10,710	10,629,675
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, 3/1/14	4,345	3,280,475
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(2)	4,725	5,079,375
		$27,239,182
Cable / Satellite TV — 4.3%
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.82%, 4/1/09	$4,810	$5,122,650
CCH I Holdings, LLC, 11.75%, 5/15/14	3,260	3,260,000
CCH I, LLC/CCH I Capital Co., 11.00%, 10/1/15	3,455	3,688,212
CCH II, LLC/CCH II Capital Co., 10.25%, 9/15/10	3,150	3,362,625
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	5,521,650
CSC Holdings, Inc., Series B, 8.125%, 8/15/09	1,505	1,572,725
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,225
CSC Holdings, Inc., Sr. Notes, 8.125%, 7/15/09	245	256,025
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	205	212,431
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	16,840	17,639,900
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	3,440,462
National Cable, PLC, 8.75%, 4/15/14	1,570	1,656,350
		$45,748,255
Capital Goods — 1.8%
American Railcar Industry, 7.50%, 3/1/14(2)	$1,620	$1,686,825
Chart Industries, Inc., Sr. Sub Notes, 9.125%, 10/15/15	2,370	2,524,050
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(2)	1,720	1,823,200
ESCO Corp., Sr. Notes, Variable Rate, 9.23%, 12/15/13(2)	1,720	1,788,800
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	628,757
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	1,745	1,893,325
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009) 4/15/14	2,643	2,484,420
RBS Global & Rexnord Corp., 9.50%, 8/1/14	2,105	2,262,875
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	2,085,050
Titan International, Inc., Sr. Notes, 8.00%, 1/15/12(2)	1,705	1,773,200
		$18,950,502

See notes to financial statements

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Chemicals — 2.1%
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	$5,205	$5,517,300
Ineos Group Holdings PLC, 8.50%, 2/15/16(2)	4,395	4,274,137
Koppers, Inc., 9.875%, 10/15/13	41	44,690
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,251,900
MacDermid, Inc., Sr. Sub. Notes, 9.50%, 4/15/17(2)	1,390	1,449,075
Mosaic Co., Sr. Notes, 7.375%, 12/1/14(2)	1,505	1,572,725
Mosaic Co., Sr. Notes, 7.625%, 12/1/16(2)	1,505	1,614,112
Nova Chemicals Corp., Sr. Notes, Variable Rate, 8.502%, 11/15/13	2,325	2,377,312
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(2)	4,650	4,865,062
		$22,966,313
Consumer Products — 0.5%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$2,975	$3,012,187
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.37%, 10/15/13(2)	915	940,162
Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14(2)	1,855	1,845,725
		$5,798,074
Containers — 1.5%
Berry Plastics Holding Corp., 8.875%, 9/15/14	$4,740	$4,905,900
Berry Plastics Holding Corp., Variable Rate, 9.23%, 9/15/14	1,310	1,346,025
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	3,483,590
Pliant Corp. (PIK), 11.85%, 6/15/09(4)	5,417	5,946,748
		$15,682,263
Div. Financial Services — 0.9%
Residential Capital LLC, Sub. Notes, Variable Rate, 7.187%, 4/17/09(2)	$9,495	$9,455,472
		$9,455,472
Diversified Media — 3.6%
Advanstar Communications, Inc., 10.75%, 8/15/10	$8,960	$9,766,400
Affinion Group, Inc., 10.125%, 10/15/13	1,125	1,231,875
Affinion Group, Inc., 11.50%, 10/15/15	1,580	1,745,900
CanWest Media, Inc., 8.00%, 9/15/12	19,508	20,336,932
Lamar Media Corp., 6.625%, 8/15/15	430	428,925
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,136,150
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,539,200
		$38,185,382

Security	Principal Amount (000's omitted)	Value
Energy — 7.6%
Allis-Chalmers Energy, Inc., 8.50%, 3/1/17	$1,050	$1,060,500
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	5,210	5,392,350
Chaparral Energy, Inc., Sr. Notes, 8.875%, 2/1/17(2)	3,215	3,311,450
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,395,625
Clayton Williams Energy, Inc., 7.75%, 8/1/13	1,450	1,377,500
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,538,637
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	805	843,237
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	595	608,387
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,356,528
El Paso Production Holding Co., 7.75%, 6/1/13	630	666,425
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,818,575
Energy Partners, Ltd., Sr. Notes, 9.75%, 4/15/14(2)	980	1,002,050
Giant Industries, 8.00%, 5/15/14	2,845	2,987,250
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,664,750
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13(2)	2,745	2,923,425
OPTI Cananda, Inc., 8.25%, 12/15/14(2)	4,275	4,542,187
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	724,850
Petrobas International Finance Co., 6.125%, 10/6/16	670	689,262
Petrohawk Energy Corp., 9.125%, 7/15/13	9,200	9,901,500
Petroplus Finance, Ltd., 7.00%, 5/1/17(2)	1,925	1,951,469
Plains Exploration & Production Co., 7.00%, 3/15/17	2,955	2,973,469
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,445,000
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,780,327
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(2)	6,330	6,567,375
SESI, LLC, 6.875%, 6/1/14	700	714,000
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14(2)	3,580	3,785,850
United Refining Co., Sr. Notes, 10.50%, 8/15/12	6,965	7,330,662
Verasun Energy Corp., 9.875%, 12/15/12	1,240	1,314,400
		$81,667,040
Entertainment / Film — 0.8%
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	$9,605	$8,524,437
		$8,524,437
Environmental — 0.5%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,713,400
		$5,713,400
Food & Drug Retail — 1.3%
Rite Aid Corp., 8.125%, 5/1/10	$13,495	$14,001,062
		$14,001,062

See notes to financial statements

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Food / Beverage / Tobacco — 1.2%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$6,270	$5,815,425
Dole Foods Co., 7.25%, 6/15/10	585	576,956
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	4,065,750
Pinnacle Foods Finance, LLC, Sr. Notes, 9.25%, 4/1/15(2)	500	502,500
Pinnacle Foods Finance, LLC, Sr. Sub. Notes, 10.625%, 4/1/17(2)	1,605	1,617,037
		$12,577,668
Gaming — 7.9%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)	$4,410	$4,553,325
CCM Merger, Inc., 8.00%, 8/1/13(2)	2,435	2,477,612
Chukchansi EDA, Sr. Notes, Variable Rate, 8.877%, 11/15/12(2)	3,320	3,411,300
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	990	954,877
Galaxy Entertainment Finance, 9.875%, 12/15/12(2)	5,505	6,055,500
Galaxy Entertainment Finance, Variable Rate, 10.354%, 12/15/10(2)	4,780	5,090,700
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(2)	2,385	2,569,837
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,945	5,408,594
Las Vegas Sands Corp., 6.375%, 2/15/15	1,595	1,561,106
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11(2)	1,620	1,182,600
Majestic Star Casino, LLC, 9.50%, 10/15/10	3,505	3,706,537
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,632,800
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	5,725,000
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(2)	1,270	1,428,750
San Pasqual Casino, 8.00%, 9/15/13(2)	3,740	3,870,900
Seminole Hard Rock Entertainment, Variable Rate, 7.848%, 3/15/14(2)	2,510	2,585,300
Station Casinos, Inc., 7.75%, 8/15/16	1,465	1,530,925
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,100	1,083,500
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	15,550	15,724,938
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(2)	3,605	3,848,338
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14(2)	875	896,875
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12(2)	9,127	9,697,438
		$84,996,752

Security	Principal Amount (000's omitted)	Value
Healthcare — 6.4%
Accellent, Inc., 10.50%, 12/1/13	$2,910	$3,004,574
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,370,300
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	2,975	2,618,000
CDRV Investors, Inc., Sr. Notes, Variable Rate, 9.86%, 12/1/11(2)	3,180	3,211,800
HCA, Inc., 7.875%, 2/1/11	1,720	1,773,784
HCA, Inc., 8.75%, 9/1/10	3,525	3,740,906
HCA, Inc., 9.25%, 11/15/16(2)	7,090	7,745,825
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	4,780	5,007,050
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(2)	5,520	5,920,200
National Mentor Holdings, Inc., 11.25%, 7/1/14	2,620	2,895,100
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,447,025
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	1,240	1,240,000
Sun Healthcare Group, Inc., Sr. Sub. Notes, 9.125%, 4/15/15(2)	980	1,024,100
Triad Hospitals, Inc., Sr. Notes, 7.00%, 5/15/12	4,900	5,120,500
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,851,550
US Oncology, Inc., 10.75%, 8/15/14	6,350	7,127,875
Vanguard Health Holdings Co., LLC, Sr. Disc. Notes, Variable Rate, 11.25%, (0.00% until 2009) 10/1/15	1,280	1,075,200
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	6,215	6,618,975
		$68,792,764
Homebuilders / Real Estate — 0.8%
Realogy Corp., Term Loan, 8.32%, Maturing, 12.375%, 4/15/15(2)	$1,970	$1,974,925
Realogy Corp., Term Loan, 8.35%, Maturing, 8.35%, 4/15/14(2)	4,930	4,948,487
Stanley-Martin Co., 9.75%, 8/15/15	955	861,888
		$7,785,300
Insurance — 0.2%
U.S.I. Holdings Corp., 9.75%, 5/15/15(2)	$785	$804,625
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 9.23%, 11/15/14(2)	1,370	1,383,700
		$2,188,325
Leisure — 2.8%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(2)	$2,740	$2,794,412
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(2)	2,315	2,361,300

See notes to financial statements

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Leisure (continued)
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 10.07%, 4/1/12(2)	$3,985	$4,024,850
Universal City Developement Partners, Sr. Notes, 11.75%, 4/1/10	10,675	11,395,563
Universal City Florida Holdings, Sr. Notes, Variable Rate, 10.11%, 5/1/10	9,385	9,678,281
		$30,254,406
Metals / Mining — 2.4%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14(2)	$2,560	$2,729,600
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16(2)	5,660	5,935,925
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,806,525
FMG Finance PTY, Ltd., Variable Rate, 9.36%, 9/1/11(2)	2,340	2,474,550
FMG Finance PTY, Ltd., Variable Rate, 10.625%, 9/1/16(2)	5,820	6,838,500
Novelis, Inc., 7.25%, 2/15/15	5,460	5,780,775
		$25,565,875
Paper — 1.2%
Abitibi-Consolidated, Inc., 8.55%, 8/1/10	$1,950	$1,998,750
Georgia-Pacific Corp., 9.50%, 12/1/11	510	566,100
Jefferson Smurfit Corp., 7.50%, 6/1/13	887	883,674
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	740	782,550
NewPage Corp., 10.00%, 5/1/12	6,125	6,798,750
NewPage Corp., Variable Rate, 11.61%, 5/1/12	1,655	1,843,256
		$12,873,080
Publishing / Printing — 1.5%
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	$1,615	$1,705,844
Clarke American Corp., Sr. Notes, 9.50%, 5/15/15(2)	1,165	1,178,106
Clarke American Corp., Sr. Notes, Variable Rate, 10.105%, 5/15/15(2)	1,940	1,944,850
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	809,375
Idearc, Inc., Sr. Notes, 8.00%, 11/15/16(2)	2,575	2,697,313
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,135	1,038,525
Reader's Digest Association, Sr. Sub. Notes, 9.00%, 2/15/17(2)	7,305	7,195,425
		$16,569,438

Security	Principal Amount (000's omitted)	Value
Railroad — 0.9%
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13(2)	$200	$204,000
Kansas City Southern Railway Co., 9.50%, 10/1/08	1,095	1,151,119
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	6,050	6,564,250
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,830	1,963,590
		$9,882,959
Restaurants — 0.9%
El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,714,138
NPC International, Inc., 9.50%, 5/1/14	4,045	4,267,475
Sbarro, Inc., Sr. Notes, 10.375%, 2/1/15(2)	1,070	1,126,175
		$10,107,788
Services — 5.1%
Aramark Corp., Sr. Notes, 8.50%, 2/1/15(2)	$260	$273,325
Aramark Corp., Sr. Notes, Variable Rate, 8.86%, 2/1/15(2)	1,690	1,744,925
Education Management, LLC, 8.75%, 6/1/14	3,235	3,437,188
Education Management, LLC, 10.25%, 6/1/16	6,195	6,799,013
Hertz Corp., 8.875%, 1/1/14	4,285	4,638,513
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(2)	1,220	1,262,700
Kar Holdings, Inc., Sr. Notes, 8.75%, 5/1/14(2)	1,475	1,522,938
Kar Holdings, Inc., Sr. Notes, 9.358%, 5/1/14(2)	1,475	1,515,563
Kar Holdings, Inc., Sr. Sub Notes, 10.00%, 5/1/15(2)	1,580	1,645,175
MediMedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14(2)	1,030	1,102,100
Muzak, LLC / Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,692,800
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,895,244
Rental Service Corp., 9.50%, 12/1/14(2)	1,070	1,142,225
Sabre Holdings Corp., 8.35%, 3/15/16	1,385	1,316,923
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12(4)	4,670	4,790,160
Travelport LLC, Sr. Notes, 9.875%, 9/1/14(2)	5,465	5,874,875
West Corp., Sr. Notes, 9.50%, 10/15/14(2)	8,015	8,515,938
West Corp., Sr. Sub. Notes, 11.00%, 10/15/16(2)	980	1,070,650
		$55,240,255
Steel — 0.8%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,247,704
RathGibson, Inc., 11.25%, 2/15/14	5,225	5,564,625
		$8,812,329

See notes to financial statements

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Super Retail — 4.4%
Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	$2,595	$2,822,063
GameStop Corp., 8.00%, 10/1/12	15,800	16,925,750
General Nutrition Center, Sr. Notes, Variable Rate (PIK), 9.796%, 3/15/14(2)	3,965	3,900,569
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15(2)	3,965	3,984,825
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14(2)	3,640	3,990,350
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16(2)	1,490	1,646,450
Neiman Marcus Group, Inc., 9.00%, 10/15/15	5,790	6,412,425
Neiman Marcus Group, Inc., 10.375%, 10/15/15	4,385	4,949,569
Sally Holdings, LLC, Sr. Notes, 9.25%, 11/15/14(2)	645	674,025
Toys "R" Us, 7.375%, 10/15/18	2,510	2,221,350
		$47,527,376
Technology — 2.4%
Activant Solutions, Inc., 9.50%, 5/1/16	$1,130	$1,124,350
Avago Technologies Finance, 11.875%, 12/1/15	850	975,375
Avago Technologies Finance, Variable Rate, 10.125%, 12/1/13	1,945	2,134,638
CPI Holdco, Inc., Sr. Notes, Variable Rate, 11.151%, 2/1/15	1,545	1,602,938
NXP BV/NXP Funding, LLC, Sr. Notes, 9.50%, 10/15/15(2)	2,060	2,173,300
Open Solutions, Inc., Sr. Sub. Notes, 9.75%, 2/1/15(2)	645	669,188
Sungard Data Systems, Inc., 9.125%, 8/15/13	3,375	3,636,563
UGS Corp., 10.00%, 6/1/12	12,660	13,862,700
		$26,179,052
Telecommunications — 4.2%
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,453,925
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(2)	3,540	3,482,475
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(2)	2,095	2,037,388
Digicel, Ltd., Sr. Notes, 9.25%, 9/1/12(2)	3,475	3,709,563
Intelsat Bermuda, Ltd., 9.25%, 6/15/16	3,770	4,165,850
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	3,355	3,308,869
iPCS, Inc., Variable Rate, 7.48%, 5/1/13(2)	1,380	1,393,800
IWO Holdings, Inc., 14.00%, 1/15/11(3)	7,490	0
Level 3 Financing, Inc., Sr. Notes, 8.75%, 2/15/17(2)	2,570	2,627,825
Level 3 Financing, Inc., Sr. Notes, 9.25%, 11/1/14(2)	2,665	2,781,594
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,265	1,291,881
Qwest Communications International, Inc., 7.50%, 2/15/14	7,810	8,102,875

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	$710	$721,538
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	2,510	2,695,113
Qwest Corp., Sr. Notes, Variable Rate, 8.605%, 6/15/13	685	752,644
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	380	407,550
U.S. West Communications, Debs., 7.20%, 11/10/26	585	598,163
Windstream Corp., 8.125%, 8/1/13	2,210	2,408,900
		$44,939,953
Textiles / Apparel — 3.3%
Hanesbrands, Inc., Sr. Notes, Variable Rate, 8.735%, 12/15/14(2)	$4,715	$4,868,238
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	1,850	1,995,688
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,640	1,808,100
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	11,260	12,357,850
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	8,555	8,918,588
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,650	3,796,000
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,390,500
		$35,134,964
Transportation Ex Air / Rail — 0.4%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$1,785	$1,691,288
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	3,000,128
		$4,691,416
Utilities — 3.1%
AES Corp., Sr. Notes, 8.75%, 5/15/13(2)	$2,030	$2,174,638
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	495,845
AES Corp., Sr. Notes, 9.00%, 5/15/15(2)	1,585	1,703,875
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,399	2,669,854
Dynegy Holdings, Inc., 8.375%, 5/1/16	2,320	2,456,300
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,274,763
NGC Corp., 7.625%, 10/15/26	3,205	3,160,931
NRG Energy, Inc., 7.25%, 2/1/14	1,550	1,608,125
NRG Energy, Inc., 7.375%, 1/15/17	4,050	4,206,938
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	1,410	1,468,163
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,528,400
Reliant Energy, Inc., 9.25%, 7/15/10	1,875	1,975,781
		$33,723,613
Total Corporate Bonds & Notes (identified cost $876,106,819)		$913,767,173

See notes to financial statements

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
L-3 Communications Corp., 3.00%, 8/1/35(2)	$3,890	$4,225,512
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	585	507,488
Total Convertible Bonds (identified cost, $4,513,095)		$4,733,000
Common Stocks — 1.6%
Security	Shares	Value
Cable/Satellite TV — 0.6%
Time Warner Cable, Inc., Class A(5)	163,008	$6,001,954
		$6,001,954
Gaming — 0.6%
Shreveport Gaming Holdings, Inc.(4)(5)	6,014	$107,350
Trump Entertainment Resorts, Inc.(5)	409,960	6,653,651
		$6,761,001
Healthcare — 0.4%
Triad Hospitals, Inc.(5)	38,152	$2,027,397
Universal Health Services, Inc., Class B	35,000	2,125,200
		$4,152,597
Leisure — 0.0%
HRP, Class B(2)(5)	2,375	$24
		$24
Super Retail — 0.0%
GNC Acquisition Holdings, Class A	108,818	$544,090
		$544,090
Total Common Stocks (identified cost $18,986,438)		$17,459,666

Convertible Preferred Stocks — 0.7%
Security	Shares	Value
Energy — 0.7%
Chesapeake Energy Corp., 4.50%	61,160	$6,238,320
Chesapeake Energy Corp., 5.00%(2)	14,401	1,609,312
		$7,847,632
Total Convertible Preferred Stocks (identified cost $7,498,687)		$7,847,632
Preferred Stocks — 0.8%
Security	Shares	Value
Super Retail — 0.0%
GNC Acquisition Holdings	37,182	$185,910
		$185,910
Telecommunications — 0.8%
Crown Castle International Corp., (PIK)	138,027	$7,936,553
		$7,936,553
Total Preferred Stocks (identified cost $6,279,051)		$8,122,463

See notes to financial statements

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Miscellaneous — 0.5%
Security	Shares	Value
Cable/Satellite TV — 0.5%
Adelphia Recovery Trust(5)	10,758,837	$1,035,000
Adelphia, Inc., Escrow Certificate(5)	7,585,000	3,109,850
Adelphia, Inc., Escrow Certificate(5)	3,555,000	1,439,775
		$5,584,625
Utilities — 0.0%
Mirant Corp., Escrow Certificate(2)(5)	1,440,000	$100,368
Mirant Corp., Escrow Certificate(5)(6)	3,200,000	189,120
		$289,488
Total Miscellaneous (identified cost $0)		$5,874,113
Warrants — 0.3%
Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(5)	13,600	$—
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(5)(6)	25,351	$152,107
		$152,107
Telecommunications — 0.3%
American Tower Corp., Exp. 8/1/08(2)(5)	5,070	$2,728,117
		$2,728,117
Total Warrants (identified cost $1,070,114)		$2,880,224

Short-Term Investments — 0.0%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%, 5/1/07(7)	87	$86,981
Total Short-Term Investments (at identified cost, $86,981)		$86,981
Total Investments — 98.8% (identified cost $1,015,380,950)		$1,062,484,135
Other Assets, Less Liabilities — 1.2%		$12,547,862
Net Assets — 100.0%		$1,075,031,997

PIK - Payment-In-Kind.

Note: The Portfolio has made commitments to fund specific amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $45,130,000 as of April 30, 2007.

(1)  Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $279,756,343 or 26.0% of the net assets.

(3)  Defaulted security.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Non-income producing security.

(6)  Restricted security.

(7)  Affiliated investment company available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

See notes to financial statements

High Income Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $1,015,293,969)	$1,062,397,154
Affiliated investment at value (identified cost $86,981)	86,981
Receivable for investments sold	8,560,827
Dividends and interest receivable	22,217,078
Interest receivable from affiliated investment	96,542
Total assets	$1,093,358,582
Liabilities
Payable for investments purchased	$15,731,433
Demand note payable	2,000,000
Payable to affiliate for investment advisory fees	479,624
Payable to affiliate for Trustees' fees	2,174
Accrued expenses	113,354
Total liabilities	$18,326,585
Net Assets applicable to investors' interest in Portfolio	$1,075,031,997
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,027,928,812
Net unrealized appreciation (computed on the basis of identified cost)	47,103,185
Total	$1,075,031,997

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest	$45,700,811
Dividends	392,011
Interest income allocated from affiliated investment	370,847
Expenses allocated from affiliated investment	(35,273)
Miscellaneous	1,888,586
Total investment income	$48,316,982
Expenses
Investment adviser fee	$2,928,506
Trustees' fees and expenses	12,867
Custodian fee	157,146
Legal and accounting services	60,521
Interest expense	86,771
Miscellaneous	2,763
Total expenses	$3,248,574
Net investment income	$45,068,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$13,181,985
Swap contracts	(29,980)
Foreign currency and forward foreign currency exchange contract transactions	1,304
Net realized gain	$13,153,309
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$12,084,746
Swap contracts	(79,544)
Net change in unrealized appreciation (depreciation)	$12,005,202
Net realized and unrealized gain	$25,158,511
Net increase in net assets from operations	$70,226,919

See notes to financial statements

High Income Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$45,068,408	$88,462,098
Net realized gain from investment transactions, swaps contracts, foreign currency and forward foreign currency exchange contract transactions	13,153,309	22,038,918
Net change in unrealized appreciation (depreciation) from investments, swaps contracts, foreign currency and forward foreign currency exchange contracts	12,005,202	8,747,052
Net increase in net assets from operations	$70,226,919	$119,248,068
Capital transactions — Contributions	$124,871,411	$116,555,183
Withdrawals	(207,390,809)	(258,617,627)
Net decrease in net assets from capital transactions	$(82,519,398)	$(142,062,444)
Net decrease in net assets	$(12,292,479)	$(22,814,376)
Net Assets
At beginning of period	$1,087,324,476	$1,110,138,852
At end of period	$1,075,031,997	$1,087,324,476

See notes to financial statements

High Income Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.60	%(2)	0.59%	0.58%	0.59%	0.66%	0.64%
Expenses after custodian fee reduction	0.60	%(2)	0.59%	0.58%	0.59%	0.66%	0.64%
Interest expense	0.02	%(2)	—	—	—	—	—
Net investment income	8.28	%(2)	8.13%	8.06%	8.61%	10.04%	10.38%
Portfolio Turnover	42%		62%	62%	80%	122%	88%
Total Return(3)	6.50%		11.66%	6.54%	12.79%	34.76%	(4.36)%
Net assets, end of period (000's omitted)	$1,075,032		$1,087,324	$1,110,139	$1,291,973	$1,164,043	$889,653

(1)  The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.83%.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements

High Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007 Eaton Vance High Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an approximate 67.9%, 22.7%, 0.9% and 0.1% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued and the last sale price on the day of valuation, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principaly traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and ask prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. If short-term debt securities are acquired with a remaining maturity more than 60 days, they will be valued by a pricing service. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41) of the Investment Company Act of 1940. The Portfolio may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan commitments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

High Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

H  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

High Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

L  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon 0.3% of average daily net assets plus 3% of gross daily income (i.e., income other than gains from the sale of securities). The advisory fee rate is reduced as daily net assets exceed $500 million. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the six months ended April 30, 2007 the Portfolio's advisory fee totaled $2,962,738 of which $34,232 was allocated from Cash Management and $2,928,506 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2007, the Portfolio's advisory fee, including the portion allocated for Cash Management, was 0.54% of the Portfolio's average daily net assets. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

3  Investments

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $448,400,456 and $459,436,923, respectively, for the six months ended April 30, 2007.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At April 30, 2007, the Portfolio had a balance outstanding pursuant to this line of credit of $2,000,000. The average daily loan balance for the six months ended April 30, 2007 was $2,987,293 and the average interest rate was 5.86%.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2007, there were no outstanding obligations under these financial instruments.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007 as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,018,321,475
Gross unrealized appreciation	$59,856,950
Gross unrealized depreciation	(15,694,290)
Net unrealized appreciation	$44,162,660

High Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Restricted Securities

At April 30, 2007, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost		Fair Value
Warrants
Mirant Corp., Escrow Certificate	1/05/06	3,200,000	0		189,120
Penninsula Gaming LLC, Convertible Preferred Membership Interests, Exp 9/27/09	7/08/99	25,351	0	(1)	152,107
Total Restricted Securities			$0		$341,227

(1)  Less than $0.50.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser;s proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the High Income Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance High Income (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt.The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and each Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance High Income Fund

INVESTMENT MANAGEMENT

Eaton Vance High Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

High Income Portfolio

Officers
Michael W. Weillheimer
President and Co-Portfolio
Manager
Thomas P. Huggins
Vice President and
Co-Portfolio Manager
Dan A. Maalouly
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Investment Adviser of High Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance High Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

446-6/07  HISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A Maalouly
Dan A. Maalouly
Treasurer

Date:	June 11, 2007

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 11, 2007